Borrowings (Details)	6 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 731,465,000		£ 546,621,000		£ 773,301,000
Non-current borrowings	515,719,000		511,047,000		506,509,000
Current borrowings	215,746,000		35,574,000		266,792,000
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	337,614,000		334,538,000		331,572,000
Non-current borrowings	337,614,000		334,538,000		331,572,000
Unamortized issue costs on borrowings	1,359,000		1,615,000		1,866,000
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	178,105,000		176,509,000		174,937,000
Non-current borrowings	178,105,000		176,509,000		174,937,000
Unamortized issue costs on borrowings	1,321,000		1,456,000		1,589,000
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	210,000,000		30,000,000		260,000,000
Undrawn borrowing facilities	90,000,000		270,000,000		40,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 5,746,000		£ 5,574,000		£ 6,792,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%	1.25%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%	1.75%